UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-8558

Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	August 31

Date of Reporting Period:	November 30, 2007

Item 1. Schedule of Investments

Multi-Cap Growth Portfolio	as of November 30, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 93.1%

Security	Shares	Value

Aerospace & Defense — 2.2%
Ceradyne, Inc. (1)	93,000	$4,597,920
		$4,597,920
Biotechnology — 1.0%
Genzyme Corp. (1)	27,000	$2,023,110
		$2,023,110
Capital Markets — 1.9%
LYXOR ETF CAC 40	20,000	$1,669,826
Merrill Lynch & Co., Inc.	37,000	2,217,780
		$3,887,606
Commercial Banks — 0.4%
Banco Itau Holding Financeira SA ADR	32,404	$892,406
		$892,406
Commercial Services & Supplies — 0.8%
Manpower, Inc.	29,000	1,771,900
		$1,771,900
Communications Equipment — 3.0%
BigBand Networks, Inc. (1)	774	$4,636
Research In Motion, Ltd.(1)	54,687	6,224,474
		$6,229,110
Computer Peripherals — 2.9%
3PAR, Inc. (1) (2)	1,819	$25,757
Apple, Inc. (1)	9,200	1,676,424
Brocade Communications Systems, Inc. (1)	601,000	4,381,290
		$6,083,471
Construction & Engineering — 3.8%
Foster Wheeler, Ltd. (1)	52,500	$7,822,500
		$7,822,500
Containers & Packaging — 1.5%
Owens-Illinois, Inc. (1)	71,000	$3,187,190
		$3,187,190
Diversified Telecommunication Services — 0.3%
Maxcom Telecomunicaciones SAB de CV ADR (1)	33,910	$551,377
		$551,377
Electrical Equipment — 2.4%
JA Solar Holdings Co., Ltd. ADR (1)	75,000	$4,450,500
Solaria Energia y Medio Ambiente SA (1)	16,129	483,360
		$4,933,860
Energy Equipment & Services — 2.6%
Diamond Offshore Drilling, Inc.	46,850	$5,454,745
		$5,454,745
Food & Staples Retailing — 1.6%
Shoppers Drug Mart Corp.	48,500	$2,661,775
Susser Holdings Corp. (1)	32,578	768,189
		$3,429,964
Health Care Providers & Services — 0.9%
Henry Schein, Inc. (1) (2)	30,000	$1,774,500
		$1,774,500
Health Services — 1.0%
Healthways, Inc. (1)	36,000	$2,101,320
		$2,101,320
Hotels, Restaurants & Leisure — 0.4%
Cheesecake Factory, Inc. (The) (1) (2)	39,000	$908,310
		$908,310
Household Durables — 1.1%
Garmin, Ltd.	21,000	$2,254,350
		$2,254,350

Household Products — 1.1%
Energizer Holdings, Inc. (1)	20,000	$2,272,600
		$2,272,600
Internet & Catalog Retail — 3.5%
Priceline.com, Inc. (1) (2)	64,200	$7,305,960
		$7,305,960
Internet Software & Services — 7.3%
Ariba, Inc. (1) (2)	184,529	$2,190,359
DealerTrack Holdings, Inc. (1)	40,874	1,738,780
Equinix, Inc. (1) (2)	9,000	936,990
Google Inc., Class A (1)	9,100	6,306,300
SAVVIS, Inc. (1) (2)	50,000	1,602,000
Skillsoft PLC ADR (1)	53,000	513,570
Switch & Data Facilities Co., Inc. (1) (2)	56,103	1,065,396
VeriSign, Inc. (1) (2)	22,200	907,980
		$15,261,375
IT Services — 4.9%
Affiliated Computer Services, Inc., Class A (1)	60,000	$2,517,600
Euronet Worldwide, Inc.(1)	79,000	2,588,040
MasterCard, Inc., Class A (2)	25,500	5,116,575
		$10,222,215
Machinery — 2.0%
Flowserve Corp.	22,200	$2,088,798
Titan International, Inc.	75,000	2,059,500
		$4,148,298
Marine — 0.5%
American Commercial Lines, Inc. (1)	66,000	$1,147,740
		$1,147,740
Media — 1.0%
Central European Media Enterprises, Ltd., Class A (1)	4,046	$443,887
CTC Media, Inc. (1)	3,643	87,651
Live Nation, Inc. (1)	27,000	362,340
Tribune Co.	4,300	133,472
Virgin Media, Inc.	60,000	1,140,000
		$2,167,350
Metals & Mining —9.1%
Century Aluminum Co. (1)	20,000	$1,146,800
Companhia Vale do Rio Doce ADR (2)	31,000	1,071,980
Gammon Gold, Inc. (1) (2)	738,024	5,461,378
Golden Star Resources, Ltd. (1)	725,000	2,189,500
Harry Winston Diamond Corp.	16,120	599,664
IAMGOLD Corp.	223,000	1,911,110
Roca Mines, Inc. (1) (2)	147,337	433,344
Thompson Creek Metals Co., Inc. (1)	294,917	6,091,629
Western Copper Corp. (1)	95,000	108,343
		$19,013,748
Oil and Gas-Equipment and Services — 0.3%
Sandridge Energy, Inc. (1) (2)	17,995	$571,341
		$571,341
Oil, Gas & Consumable Fuels — 10.1%
Arch Coal, Inc.	26,814	$1,015,178
CNX Gas Corp. (1) (2)	36,000	1,108,800
ConocoPhillips	37,000	2,961,480
CONSOL Energy, Inc.	17,238	1,021,869
Hess Corp.	98,600	7,022,292
Massey Energy Co.	67,525	2,292,474
Patriot Coal Corp. (1)	2,200	74,382
Peabody Energy Corp.	40,811	2,270,724
Quicksilver Resources, Inc. (1) (2)	54,000	2,732,400
Rosetta Resources, Inc. (1)	30,872	564,958
		$21,064,557
Personal Products — 0.1%
Herbalife, Ltd.	5,768	$241,506
		$241,506
Pharmaceuticals — 5.0%
Abbott Laboratories	27,000	$1,552,770
Elan Corp. PLC ADR (1) (2)	172,000	4,137,180

Ipsen SA	13,000	$740,362
Shire PLC ADR	55,000	3,902,250
		$10,332,562
Real Estate Investment Trusts (REITs) — 4.5%
Annaly Capital Management, Inc. (2)	509,994	$8,776,996
MFA Mortgage Investments, Inc.	62,385	547,740
		$9,324,736
Real Estate Management & Development — 0.0%
Move, Inc. (1)	3,941	$9,261
		$9,261
Retail-Specialty and Apparel — 0.6%
Pier 1 Imports, Inc. (1) (2)	326,000	$1,343,120
		$1,343,120
Semiconductors & Semiconductor Equipment — 5.5%
Atheros Communications, Inc. (1)	91,000	$2,683,590
Cavium Networks, Inc. (1) (2)	1,640	42,066
Intersil Corp., Class A	79,000	1,970,260
Marvell Technology Group, Ltd. (1)	70,000	1,045,800
MEMC Electronic Materials, Inc. (1)	73,000	5,663,340
		$11,405,056
Software — 1.0%
i2 Technologies, Inc. (1) (2)	58,000	$938,440
Nintendo Co., Ltd.	2,000	1,230,188
		$2,168,628
Textiles, Apparel & Luxury Goods — 2.0%
Crocs, Inc. (1) (2)	106,000	$4,260,550
		$4,260,550
Thrifts & Mortgage Finance — 0.6%
BankUnited Financial Corp., Class A	42,453	$338,775
Hudson City Bancorp, Inc.	60,000	913,200
		$1,251,975
Tobacco — 3.5%
Loews Corp. - Carolina Group	81,149	$7,218,204
		$7,218,204
Wireless Telecommunication Services — 2.7%
Millicom International Cellular SA (1) (2)	29,477	$3,516,017
NII Holdings, Inc., Class B (1)	37,222	2,053,166
		$5,569,183
Total Common Stocks (identified cost $155,629,620)		$194,203,604

Short-Term Investments — 32.2%

	Shares/Interest
Description	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 5.011% (3) (4)	40,925	$40,924,833
Investment in Cash Management Portfolio, 4.52% (3)	26,139	26,138,709
Total Short-Term Investments (identified cost $67,063,542)		$67,063,542
Total Investments — 125.3% (identified cost $222,693,162)		$261,267,146
Other Assets, Less Liabilities — (25.3)%		$(52,756,739)
Net Assets – 100.0%		$208,510,407

ADR	—	American Depository Receipt

(1)		Non-income producing security.

(2)		All or a portion of these securities were on loan at November 30, 2007.

(3)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2007. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the Investment in Cash Management Porfolio for the fiscal year to date ended November 30, 2007 were $574,374 and $256,309, respectively.

(4)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan as of November 30, 2007. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. As of November 30, 2007, the Portfolio loaned securities having a market value of $38,773,719 and received $40,924,833 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	96.6%	$201,460,040
Canada	12.0	25,081,553
Bermuda	4.5	9,312,187
Ireland	2.2	4,650,750
China	2.1	4,450,500
United Kingdom	1.9	3,902,250
Luxembourg	1.7	3,516,017
France	1.2	2,410,188
Cayman Islands	1.1	2,254,350
Brazil	0.9	1,964,386
Japan	0.6	1,230,188
Mexico	0.3	551,377
Spain	0.2	483,360
	125.3%	$261,267,146

The Portfolio did not have any open financial instruments at November 30, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at November 30, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$223,025,960
Gross unrealized appreciation	$44,344,204
Gross unrealized depreciation	(6,103,018)
Net unrealized appreciation	$38,241,186

The net unrealized appreciation on foreign currency and foreign currency transactions at November 30, 2007 on a federal income tax basis was $21.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Cap Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	January 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer

Date:	January 18, 2008

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer

Date:	January 18, 2008